Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Rental income	$ 5,879,526	$ 6,799,575	$ 12,665,211	$ 13,694,755
Fees and other income	241,878	321,412	485,344	605,496
Total revenue	6,121,404	7,120,987	13,150,555	14,300,251
Costs and expenses:
Rental operating costs	1,999,834	2,526,002	4,380,926	5,289,552
General and administrative	1,278,971	1,419,668	2,630,316	3,180,371
Depreciation and amortization	1,622,230	1,749,113	3,196,756	3,959,194
Impairment of real estate assets	845,674		845,674
Total costs and expenses	5,746,709	5,694,783	11,053,672	12,429,117
Other income (expense):
Interest expense-Series B preferred stock		(627,273)		(1,275,724)
Interest and other income (expense), net	8,400	4,409	1,405	9,933
Gain on sales of real estate, net	334,096	176,392	324,261	1,390,634
Income tax expense	(51,369)	(191,809)	(135,000)	(273,239)
Total other income (expense), net	(1,982,229)	(2,502,878)	(4,636,536)	(3,909,745)
Net loss	(1,607,534)	(1,076,674)	(2,539,653)	(2,038,611)
Less: Income attributable to noncontrolling interests	(315,282)	(182,924)	(490,293)	(949,379)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	$ (1,922,816)	$ (1,259,598)	$ (3,029,946)	$ (2,987,990)
Basic and diluted loss per common share (in dollars per share)	$ (0.22)	$ (0.14)	$ (0.34)	$ (0.34)
Weighted average number of common shares outstanding - basic and diluted (in shares)	8,897,037	8,857,890	8,889,436	8,862,407
Mortgage Notes [Member]
Other income (expense):
Interest expense	$ (1,477,628)	$ (1,864,597)	$ (3,165,404)	$ (3,761,349)
Notes Payable [Member]
Other income (expense):
Interest expense	$ (795,728)		$ (1,661,798)